AQR Long-Short Equity Fund Investment Strategy - AQR Long-Short Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to provide investors with three different sources of return: 1) the potential gains from its long-short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. The Fund seeks to provide higher risk-adjusted returns with lower volatility compared to global equity markets.Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in equity instruments and equity related and/or derivative instruments. Equity instruments include common stock, preferred stock, depositary receipts and shares or interests in real estate investment trusts (“REITs”) or REIT-like entities (“Equity Instruments”). Equity related and/or derivative instruments are investments that provide exposure to the performance of equity instruments, including equity swaps (both single-name and index swaps), equity index futures and exchange-traded funds and similar pooled investment vehicles (collectively, “Equity Derivative Instruments” and together with Equity Instruments, “Instruments”).In managing the Fund, the Adviser takes long positions in those Instruments that, based on proprietary quantitative models, the Adviser forecasts to be undervalued and likely to increase in price, and takes short positions in those Instruments that the Adviser forecasts to be overvalued and likely to decrease in price.The Fund may invest in or have exposure to companies of any size. The Fund has no geographic limits on where it may invest. The Fund will generally invest in instruments of companies located in global developed markets, including the United States. As of the date of this prospectus, the Adviser considers global developed markets to be those countries included in the MSCI World Net Total Return USD Index. The Fund does not limit its investments to any one country and may invest in any one country without limit.The Adviser employs a model which aggregates many measures, or signals, that are used to determine a stock’s relative attractiveness, utilizing a wide variety of traditional and non-traditional, public and proprietary data sources. The model uses several hundred signals over multiple time horizons to generate forecasts of individual stock price movements, changes in company fundamentals, and stock price risk. The Adviser deploys insights from academic research as well as proprietary signals, which the Adviser’s research shows are not widely known and/or are difficult to exploit using commonly deployed investment approaches. Signals are selected based on their economic intuition, historical efficacy in forecasting returns, statistical and economic significance, and effectiveness across equity universes and market environments. Signals can be further grouped into broader signal categories. The below categories describe the information the Adviser may utilize in the investment process of the Fund.•Mispricing indicators identify investments that appear cheap relative to fair value based on fundamental measures. •Price and Fundamental Trends indicators analyze the evolution of a company across varying dimensions, including changes in prices and fundamentals, and anticipated changes in fundamentals.•Fundamentals indicators identify companies with stable businesses, sound accounting practices, financial strength, and overall operational efficiency.•Market Participant indicators extract information from the actions of market participants, such as holdings and flow information, as well as pricing and other data from non-stock markets.•Management Behavior indicators identify companies whose management is acting in shareholder-friendly ways, including through high-quality executives and director and officer investment.•In addition to these indicators, the Adviser may use a number of additional indicators based on the Adviser’s proprietary research. The Adviser may add or modify the economic indicators employed in selecting portfolio holdings from time to time.Applying these signal categories, the Adviser takes long or short positions in sectors, industries and companies that it believes are attractive or unattractive. In the aggregate the Fund expects to have net long exposure to the equity markets, which the Adviser may adjust over time. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.The Fund is not designed to be market-neutral. The Adviser will use a tactical allocation overlay to manage the Fund’s beta exposure to broad global markets through the use of Equity Derivative Instruments and foreign currency forwards. The Adviser, on average, intends to target a portfolio beta of 0.5. The Adviser expects that the Fund’s target beta will typically range from 0.3 to 0.7.Beyond the volatility associated with the Fund’s long-term market beta target, the Adviser, on average, will target an additional (i.e., active) annualized average, long-term volatility level for the Fund of 4-9%. While this active annualized volatility level is expected to be targeted over the long run, the Adviser may, on occasion tactically target a level of volatility outside of this range.Given these two sources of volatility (i.e., the market volatility associated with the Fund’s market beta target and the Fund’s additional active security selection volatility target) and given there is no precise way to predict the market volatility over any particular period, the total volatility of the Fund is expected to be higher, potentially significantly higher, than the 4-9% active volatility target. Actual or realized volatility experienced by the Fund can and will differ from the forecasted or target volatility described above.The Fund may, but is not required to, hedge exposure to foreign currencies using foreign currency forwards or futures.The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. Similarly, the Fund also takes long and short positions in Equity Derivative Instruments. A long position in an Equity Derivative Instrument will benefit from an increase in the price of the underlying instrument. A short position in an Equity Derivative Instrument will benefit from a decrease in the price of the underlying instrument and will lose value if the price of the underlying instrument increases. Simultaneously engaging in long investing and short selling is designed to reduce the net exposure of the overall portfolio to general market movements.The Fund uses Equity Derivative Instruments and foreign currency forwards as a substitute for investing in conventional securities and for investment purposes to increase its economic exposure to a particular security, index or currency in a cost-effective manner. At times, the Fund may gain all equity or currency exposure through the use of Equity Derivative Instruments and currency derivative instruments, and may invest in such instruments without limitation. The Fund’s use of Equity Derivative Instruments and currency derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying an Equity Derivative Instrument or currency derivative instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Equity Derivative Instruments and currency derivative instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through an Equity Derivative Instrument providing leveraged exposure to the asset and that Equity Derivative Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Equity Derivative Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Equity Derivative Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.The Adviser takes into account the potential U.S. federal income tax impact on the shareholders' after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or refraining from selling or closing out of Instruments to avoid currently realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales, constructive sales and straddles.A significant portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on.When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the active stock selection component of the Fund is expected to have annual turnover of approximately 350% to 750%, although actual portfolio turnover may be higher or lower and will be affected by market conditions. This estimated annual portfolio turnover rate is based on the expected regular turnover resulting from the Fund’s implementation of its investment strategy, and does not take into account turnover that may occur as a result of purchases and redemptions into and out of the Fund’s portfolio.